Note 17 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
17.	Commitments and contingencies

Legal proceedings

From time to time, we may become involved in legal proceedings or be subject to claims arising in the ordinary course of our business. As of December 31, 2023, the Company’s subsidiary, Wanchunbulin, was a party to an arbitration proceeding initiated by Hengrui with respect to a commercialization and co-development agreement with Hengrui (“Hengrui Arbitration”). As an interim and conservatory measure for the arbitration, approximately RMB70,000 (approximately $9,600) of Wanchunbulin’s assets were seized and frozen on a temporary basis, pending a decision on the merits by the arbitral tribunal. Such seized and frozen assets are reflected in the Company’s balance sheet as of December 31, 2023 as “Restricted Cash.”. On January 10, 2024, the arbitral tribunal at China International Economic and Trade Arbitration Committee issued a final award with respect to the Hengrui Arbitration, denying all claims made by Hengrui. As a result, all of Wanchunbulin’s assets that have been seized and frozen pending a decision by the arbitral tribunal were returned to Wanchunbulin in February 2024.

Commitments

Wanchunbulin, a subsidiary of the Company, has entered into a government grant agreement with specific local authorities in PRC. Wanchunbulin commits to staying within designated districts, maintaining current tax jurisdictions, and retaining its registered capital, until 2033. Wanchunbulin also undertakes not to establish additional entities in other jurisdictions within Greater China for the purposes of conducting research, development, and commercialization activities related to Plinabulin, provided such activities fall within the scope of the government grant agreement. Otherwise, Wanchunbulin may be required to refund the grants.

BEYONDSPRING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands of U.S. Dollars (“$”) and Renminbi (“RMB”),

except for number of shares and per share data)